Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the MSD Employee Stock Purchase and Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General
The Plan is designed to provide a systematic means of saving and investing for the future as well as an easy and economical way for employees to become shareholders of Merck & Co., Inc. (“Merck” or the “Company”). Generally, any regular full-time, part-time, or temporary employee, who is a U.S. resident covered by a collective bargaining agreement providing for participation in this Plan as defined by the Plan document, is eligible to participate in the Plan on or after their date of hire or as otherwise provided pursuant to the applicable collective bargaining unit agreement. Merck is the Plan sponsor (the “Sponsor”).

Participants direct the investment of their contributions into any fund investment option available under the Plan, including Merck common stock. The Plan offers a three-tiered approach to investing:

*Retirement Portfolios - a custom set of target date retirement funds;
*Core Funds - a selection of investment options (active and passive) that span a range of asset classes;
*Fidelity Brokerage Link® - a self-directed brokerage account that provides access to more than 8,500 mutual funds.

The Plan is administered by management committees appointed by the Company’s Chief Executive Officer, the Compensation and Management Development Committee of the Board of Directors of Merck or their delegates.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Master Trust
The assets of the Plan are maintained, for investment purposes only, on a commingled basis with a portion of the MSD Puerto Rico Savings & Security Plan (the “Puerto Rico Plan”) and all of the assets of the Merck US Savings Plan in the Merck & Co., Inc. Qualified Plans Master Trust (the “Master Trust”). The plans own specific interests in the Master Trust assets.
The portion of Master Trust assets allocable to each plan is based upon the participants’ account balances within each plan. Investment income for the Master Trust is allocated to each plan based on the specific investments held in the Master Trust.
Contributions
Participants may contribute between 2% and 25% of their base pay through a combination of before-tax and Roth contributions, and up to 25% of their base pay on an after-tax basis, but the total of the before-tax, Roth, and after-tax contributions cannot exceed 25% of base pay. Before-tax and Roth contributions are subject to the combined statutory elective deferral limit ($23,500 in 2025). Upon reaching the statutory elective deferral limit for combined before-tax and Roth contributions, the participant may elect to suspend contributions for the remainder of the year or elect to continue contributions on an after-tax basis.
In addition, the Company makes matching contributions of $0.65 for every $1.00 of an employee's contributions, up to 6% of such employee's base pay (maximum match is 3.90% of base pay) per pay period (to the statutory limit). The combination of before-tax, Roth, after-tax, and Company matching contributions may not exceed the statutory limit ($70,000 in 2025). Participant and Company matching contributions are invested according to a participant’s elections.
In addition, the Plan permits unmatched before-tax and Roth “catch-up contributions” of up to the statutory limit ($7,500 in 2025) by participants who are at least age 50 by year-end. Participants who turn age 60-63 during a calendar year are allowed to make up to $3,750 in additional before-tax and Roth catch-up contributions for those years, after which the maximum amount returns to the normal level.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company’s contributions and an allocation of Plan earnings. The allocation is based on participants’ account balances, as defined in the Plan document.
Vesting
Participants are immediately vested in their contributions, all Company matching contributions, plus actual earnings thereon.
Notes Receivable from Participants
Participants may borrow from their account balances with interest charged at the prime rate in effect on the last business day of the prior month plus 1%. Once set, the interest rate is in effect for the duration of the loan. Loan terms range from one to five years for a short-term loan or up to thirty years for the purchase of a primary residence and bear interest at rates that range from 4.25% to 10.00%. The minimum loan is $500 and the maximum loan is the lesser of (i) $50,000 less the highest outstanding loan balance(s) during the one year period prior to the new loan application date, or (ii) 50% of the participant’s account balance less any current outstanding loan balance(s) and defaulted loan amounts. Principal and interest are paid ratably through payroll deductions. Loan terms are grandfathered into the Plan in accordance with the legacy plan guidelines, including loan terms for participants that transferred into the Plan from a legacy plan.
Payment of Benefits
Participants are entitled to receive automatic, voluntary, in-service (which include hardship withdrawals), or mandatory distributions as provided in the applicable Plan provisions.
Transfers
Transfers in and out during 2025 relate primarily to transfers between the Plan and the Merck US Savings Plan for employees who changed their status during the year.